Dec. 14, 2018

SCHWAB CAPITAL TRUST

Schwab® U.S. Large-Cap Growth Index Fund

Schwab® U.S. Large-Cap Value Index Fund

Schwab® U.S. Mid-Cap Index Fund

(each a Fund and collectively, the Funds)

Supplement dated December 14, 2018, to all currently effective Summary Prospectuses, Statutory Prospectus and Statement of Additional Information (SAI) for the aforementioned Funds

This supplement provides new and additional information beyond that contained in the

Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

Effective December 20, 2018, the management fees for the Funds will be reduced as follows:

Fund	Current Management Fee	New Management Fee
Schwab U.S. Large-Cap Growth Index Fund	0.04%	0.035%
Schwab U.S. Large-Cap Value Index Fund	0.04%	0.035%
Schwab U.S. Mid-Cap Index Fund	0.05%	0.04%

Accordingly, the following changes to the Summary Prospectuses and Statutory Prospectus are effective December 20, 2018:

1.	Schwab U.S. Large-Cap Growth Index Fund

The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables under the “Fund Fees and Expenses” section on page 1 of the Summary Prospectus and Statutory Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.035
Other expenses	None

Total annual fund operating expenses*	0.035

*	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 year	3 years
$4	$11

2.	Schwab U.S. Large-Cap Value Index Fund

The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables under the “Fund Fees and Expenses” section on page 1 of the Summary Prospectus and page 4 of the Statutory Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.035
Other expenses	None

Total annual fund operating expenses*	0.035

*	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 year	3 years
$4	$11

3.	Schwab Mid-Cap Index Fund

The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables under the “Fund Fees and Expenses” section on page 1 of the Summary Prospectus and page 7 of the Statutory Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual fund operating expenses*	0.04

*	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 year	3 years
$4	$13

SCHWAB CAPITAL TRUST

Schwab® S&P 500 Index Fund

Schwab Small-Cap Index Fund®

(each a Fund and collectively, the Funds)

Supplement dated December 14, 2018, to all currently effective Summary Prospectuses, Statutory Prospectus and Statement of Additional Information (SAI) for the aforementioned Funds

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

Effective December 20, 2018, the management fees for the Funds will be reduced as follows:

Fund	Current Management Fee	New Management Fee
Schwab S&P 500 Index Fund	0.03%	0.02%
Schwab Small-Cap Index Fund	0.05%	0.04%

Accordingly, the following changes to the Summary Prospectuses and Statutory Prospectus are effective December 20, 2018:

1.	Schwab S&P 500 Index Fund

The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables under the “Fund Fees and Expenses” section on page 1 of the Summary Prospectus and Statutory Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.02
Other expenses	None

Total annual fund operating expenses*	0.02

*	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$2	$6	$11	$26

2.	Schwab Small-Cap Index Fund

The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables under the “Fund Fees and Expenses” section on page 1 of the Summary Prospectus and page 7 of the Statutory Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual fund operating expenses*	0.04

*	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51